Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Unearned ESOP Shares	Treasury Stock	Total
Balance at Jun. 30, 2013	$ 694	$ 30,602	$ 24,836	$ (523)	$ (1,437)	$ (4,091)	$ 50,081
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income			1,003	286			1,289
ESOP shares committed to be released (12,779 shares for the years ended June 30, 2014 and 2013, respectively)			(46)		127		81
Balance at Jun. 30, 2014	694	30,602	25,793	(237)	(1,310)	(4,091)	51,451
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income			551	39			590
Cash dividends declared ($0.06 per share)			(393)				(393)
ESOP shares committed to be released (12,779 shares for the years ended June 30, 2014 and 2013, respectively)			(32)		128		96
Balance at Jun. 30, 2015	$ 694	$ 30,602	$ 25,919	$ (198)	$ (1,182)	$ (4,091)	$ 51,744